Expense Example, No Redemption {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-14 - Fidelity® Mid Cap Value Fund	Apr. 01, 2022 USD ($)
Fidelity Mid Cap Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 658
3 Years	834
5 Years	1,024
10 Years	1,575
Fidelity Mid Cap Value Fund-Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Fidelity Mid Cap Value Fund-Class C
Expense Example, No Redemption:
1 Year	165
3 Years	511
5 Years	881
10 Years	1,719
Fidelity Mid Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Mid Cap Value Fund-Class Z
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567